Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows used in operating activities
Net loss	$ (9,381,496)	$ (21,462,588)
Fair value adjustment to convertible notes payable		1,250,000
Change in fair value of warrant liability	(77,237)	12,784,329
Stock based compensation	764,007
Forgiveness of trade payable	(416,000)
Financing expense		275,000
Amortization of intangibles	104,043	104,043
Increase in accrued interest and financing expense	714,081	696,799
Unrealized gain on investments	(93,779)
Changes in assets and liabilities:
Increase (decrease) in accounts payable and accrued expenses	(217,806)	1,347,801
Decrease in prepaid expenses & other assets	123,455	(715,474)
Net cash used in operating activities	(8,480,732)	(5,720,090)
Cash flows used in investing activities
Purchase of investments	(9,899,121)
Payment for license acquisition	(250,000)	(625,000)
Net cash used in investing activities	(10,149,121)	(625,000)
Cash flows provided by financing activities:
Payments of offering costs		(141,338)
Payments of deferred loan costs	(42,045)	50,000
Increase in due to officers		139,285
Payment of amounts due to officers	(599,999)	(304,466)
Proceeds from issuance of "Bridge Notes", net		3,475,000
Payment of interest on "Bridge Notes"	(311,670)
Proceeds from sale of equity securities, net	14,877,332	10,102,874
Net cash provided by financing activities	14,007,708	13,504,031
Net change in cash	(4,622,145)	7,158,941
Cash - beginning of year	7,482,773	323,832
Cash - end of year	2,860,628	7,482,773
Supplemental information - Non cash items:
Interest paid		393,611
Exchange of "2020 Notes" for Ordinary shares		1,213,313
Exchange of "Bridge Notes" for Ordinary shares		5,000,000
Reclassification of warrant liability to equity upon issuance of "Exchange Warrants"	296,362	$ 12,410,730
Deemed dividend on warrant modification	65,266
Offering expenses associated with warrant modification	491,601
Settlement of accrued expenses	$ 193,537